INCOME TAX	12 Months Ended
Dec. 31, 2024
INCOME TAX
INCOME TAX
11.	INCOME TAX

11.1.INCOME TAX EXPENSE

	2022	2023	2024
	USD’000	USD’000	USD’000
Current tax:
– current year	8,259	11,926	7,866
– over provision of tax in prior years	(386)	(893)	(390)
Deferred tax (Note 11.2)	1,160	(3,183)	4,368
	9,033	7,850	11,844

The Company is incorporated as an exempted company and as such is not subject to Cayman Islands taxation.

The taxation of the Group is calculated at the rates prevailing in the relevant jurisdictions at 9% to 33% on the estimated assessable profits for the year ended December 31, 2024 (2022 and 2023: 9% to 33%).

The income tax expense for the years ended December 31, 2022, 2023 and 2024 can be reconciled to the (loss) profit before tax per the consolidated statements of profit or loss and other comprehensive income as follows:

	2022	2023	2024
	USD’000	USD’000	USD’000
(Loss) Profit before tax	(32,230)	33,107	33,243
Tax at 17% (Note)	(5,479)	5,628	5,651
Tax effect of expenses not deductible for tax purposes	6,848	4,438	4,762
Tax effect of income not taxable for tax purposes	(1,104)	(197)	(129)
Tax effect of tax losses not recognized	10,783	4,029	2,840
Tax effect of deductible temporary differences not recognized and utilization of temporary differences not recognized previously	(296)	(270)	(847)
Utilization of tax losses previously not recognized	(1,822)	(5,376)	(4,752)
Tax exemption and rebates	(320)	(899)	(65)
Withholding tax	1,318	1,906	2,810
Over provision of tax in prior years	(386)	(893)	(390)
Effect of different tax rates of subsidiaries operating in other jurisdictions	(540)	(481)	1,561
Others	31	(35)	403
Income tax expense for the year	9,033	7,850	11,844

Note:	17% represents the domestic tax rate of Singapore, the largest region where the Group’s business was located for the years ended December 31, 2022, 2023 and 2024.

11.2.DEFERRED TAX ASSETS (LIABILITIES)

For the purpose of presentation in the consolidated statements of financial position, certain deferred tax assets and liabilities have been offset. The following is the analysis of the deferred tax balances for the financial reporting purpose:

	As at	As at	As at
	December 31,	December 31,	December 31,
	2022	2023	2024
	USD’000	USD’000	USD’000

Deferred tax assets	50,554	43,787	51,916
Deferred tax liabilities	(53,146)	(43,139)	(55,621)
	(2,592)	648	(3,705)

The followings are the major deferred tax assets and liabilities recognized and movements thereon during the years ended December 31, 2022, 2023 and 2024:

	Accelerated	Right-of-
	tax	use	Lease	Tax
	depreciation	assets	liabilities	losses	Others	Total
	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
At January 1, 2022	(74)	(52,948)	51,952	25	62	(983)
(Charge) credit to profit or loss (Note 11.1)	(1,833)	(89)	(487)	1,034	215	(1,160)
Acquisition of a subsidiary (Note 36)	(440)	—	—	—	—	(440)
Exchange adjustments	(13)	2,059	(2,059)	4	—	(9)
At December 31, 2022	(2,360)	(50,978)	49,406	1,063	277	(2,592)
Credit (charge) to profit or loss (Note 11.1)	550	8,396	(7,555)	1,098	694	3,183
Exchange adjustments	2	155	(99)	(3)	2	57
At December 31, 2023	(1,808)	(42,427)	41,752	2,158	973	648
Credit (charge) to profit or loss (Note 11.1)	313	(7,706)	8,385	(783)	(4,577)	(4,368)
Exchange adjustments	(9)	2,281	(2,020)	(202)	(35)	15
At December 31, 2024	(1,504)	(47,852)	48,117	1,173	(3,639)	(3,705)

Deferred tax assets have not been recognized in respect of the following items:

	As at	As at
	December 31,	December 31,
	2023	2024
	USD’000	USD’000
Tax losses (Note i)	142,657	127,280
Other deductible temporary differences (Note ii)	105,359	81,177
	248,016	208,457

Notes:

i.	Included in unrecognized tax losses are losses of USD60,558,000 that will expire in 2026 to 2034 (2023: USD76,034,000 that will expire in 2026 to 2033) and tax losses of USD66,722,000 (2023: USD66,623,000) may be carried forward indefinitely.

No deferred tax asset has been recognized in relation to the above tax losses due to the unpredictability of future profit streams of those loss-making subsidiaries and it is not probable that taxable profit will be available against which the tax losses can be utilized.

ii.	As at December 31, 2024, the Group has other deductible temporary differences of USD 81,177,000 (2023: USD105,359,000) mainly arising from temporary differences of impairment loss and leasing transactions that may be carried forward indefinitely. No deferred tax asset has been recognized in relation to such deductible temporary difference as it is not probable that taxable profit will be available against which the deductible temporary differences can be utilized.

Key sources of estimation uncertainty

Recoverability of deferred tax asset

As at December 31, 2023 and 2024, deferred tax assets of USD1,995,000 and USD3,799,000 have been recognized in the consolidated statements of financial position respectively. No deferred tax asset has been recognized on the tax losses of USD142,657,000 and USD127,280,000 and other deductible temporary differences of USD105,359,000 and USD81,177,000 due to the unpredictability of future profit streams as at December 31, 2023 and 2024. The realizability of the deferred tax asset mainly depends on whether sufficient future taxable profits or taxable temporary differences will be available in the future, which is a key source of estimation uncertainty. In cases where the actual future taxable profits generated are less or more than expected, or change in facts and circumstances which result in revision of future taxable profits estimation, a material reversal or further recognition of deferred tax assets may arise, which would be recognized in profit or loss for the period in which such a reversal or further recognition takes place.